JPMorgan California Municipal Money Market Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Service Shares [Member] | Service
Prospectus [Line Items]
Average Annual Return, Percent	1.50%	1.22%	0.70%